10. Fair Value Measurements (Details 1) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Balance at beginning of period	€ 0	€ 19,792	€ 19,792
Balance at end of period	0		0	€ 19,792
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Balance at beginning of period	0	19,792	19,792	0
Issuance of Series A Warrants and Placement Agent Warrants as part of Offering Units on January 2, January 31, February 24, February 28 and March 31, April 25, 2014				2,103,195
Change in fair value during period	0	485	(19,792)	252,633
Reclassification to equity from waiver of anti-dilution on May 15, 2014				(2,336,036)
Extinguishment of liability	0	(20,277)
Balance at end of period	€ 0	€ 0	€ 0	€ 19,792